UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     November 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $105,087 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579y101      961    11080 SH       SOLE                     9080              2000
Air Products & Chem            COM              009158106      817     9860 SH       SOLE                     7560              2300
Akamai Technologies            COM              00971t101      318     6330 SH       SOLE                      830              5500
Amgen Corp                     COM              031162100      848    15380 SH       SOLE                    13630              1750
Bank of America Corp           COM              060505104      136    10395 SH       SOLE                     1495              8900
Broadcom Corp A                COM              111320107     1020    28815 SH       SOLE                    21715              7100
Catalyst Health Solutions, Inc COM              14888b103      810    22999 SH       SOLE                    19199              3800
ChevronTexaco Corp             COM              166764100      939    11588 SH       SOLE                     9588              2000
Cisco Systems                  COM              17275R102     1256    57344 SH       SOLE                    46344             11000
CitiGroup Inc                  COM              172967101      186    47558 SH       SOLE                     6558             41000
Claymore China Small-Cap Index COM              18383q853      871    28828 SH       SOLE                    28828
Colgate-Palmolive              COM              194162103      896    11652 SH       SOLE                     9212              2440
Comcast Corp New 'A'           COM              20030N101      962    53188 SH       SOLE                    43088             10100
ConocoPhillips                 COM              20825c104      908    15819 SH       SOLE                    13219              2600
Dreyfus Hi Yld Strategy        COM              26200s101       45    10000 SH       SOLE                    10000
Du Pont                        COM              263534109      970    21731 SH       SOLE                    17531              4200
Duke Energy Co                 COM              26441c105      972    54886 SH       SOLE                    46386              8500
EMC Corp Mass                  COM              268648102     1041    51240 SH       SOLE                    42140              9100
Emerson Electric               COM              291011104     1113    21129 SH       SOLE                    17429              3700
Exelon Corp                    COM              30161n101      831    19508 SH       SOLE                    15838              3670
Exxon-Mobil                    COM              30231G102      973    15740 SH       SOLE                    11732              4008
General Electric Co            COM              369604103      801    49278 SH       SOLE                    42528              6750
Google Inc                     COM              38259p508     1256     2388 SH       SOLE                     1948               440
Home Depot Inc                 COM              437076102      899    28391 SH       SOLE                    24291              4100
Ingersoll-Rand Co              COM              g47791101      970    27159 SH       SOLE                    19259              7900
Intel Corp                     COM              458140100      946    49256 SH       SOLE                    41256              8000
iPath DJ-UBS Commodity Index   COM              06738c778     2768    65466 SH       SOLE                    65466
iShares: DJ Telecom            COM              464287713      220    10093 SH       SOLE                    10093
iShares: FTSE China Large-Cap  COM              464287184      902    21055 SH       SOLE                    21055
iShares: MSCI EAFE             COM              464287465    12335   224592 SH       SOLE                   224592
iShares: Russell 2000          COM              464287655     4816    71353 SH       SOLE                    71353
iShares: Russell Midcap        COM              464287499     6073    67197 SH       SOLE                    67197
Jefferson Bancshares           COM              472375104       40    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1056    17048 SH       SOLE                    13648              3400
Medtronic Inc                  COM              585055106      291     8667 SH       SOLE                     8667
Microsoft                      COM              594918104     1076    43931 SH       SOLE                    34131              9800
Oracle                         COM              68389X105     1045    38935 SH       SOLE                    31585              7350
Parker-Hannifin Corp           COM              701094104     1143    16318 SH       SOLE                    13518              2800
Pepsico Inc                    COM              713448108     1011    15222 SH       SOLE                    12482              2740
Procter & Gamble               COM              742718109     1004    16746 SH       SOLE                    13826              2920
PS: DB Agriculture             COM              73936b408     1039    37801 SH       SOLE                    37801
Schlumberger                   COM              806857108     1017    16510 SH       SOLE                    13710              2800
SPDR S&P Biotech               COM              78464a870      965    16261 SH       SOLE                    13661              2600
SPDR: Emerging Europe          COM              78463x608      860    18912 SH       SOLE                    18912
SPDR: S&P 500                  COM              78462f103    21032   184284 SH       SOLE                   184284
SPDR: S&P Energy               COM              81369Y506      988    17617 SH       SOLE                    14167              3450
SPDR: S&P Financial            COM              81369Y605     3824   266554 SH       SOLE                   242554             24000
SPDR:S&P Pharmaceuticals       COM              78464a722     1203    27642 SH       SOLE                    21442              6200
Sprint Nextel Corp             COM              852061100      940   202990 SH       SOLE                   172201             30789
T Rowe Price Group             COM              74144t108      213     4250 SH       SOLE                      650              3600
Target Corp                    COM              87612E106     1003    18768 SH       SOLE                    15098              3670
VG: Emerging Markets           COM              922042858     3195    70273 SH       SOLE                    70273
VG: Total US Stock Market      COM              922908769     9820   168231 SH       SOLE                   168231
Wal-Mart                       COM              931142103      792    14805 SH       SOLE                    14805
Walgreens                      COM              931422109      960    28644 SH       SOLE                    23284              5360
Walt Disney Co                 COM              254687106      949    28666 SH       SOLE                    23866              4800
Zimmer Hldg Inc                COM              98956p102      762    14557 SH       SOLE                    12957              1600